Share-based payments - Schedule of Shares under Other Share Plans (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lloyds Banking Group executive share plan 2006
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under the Executive Share Ownership Plan [Line Items]
Outstanding, period start (in shares)	202,394,509	350,873,627
Vested (in shares)	(66,555,435)	(50,703,778)
Forfeited (in shares)	(96,034,781)	(98,741,356)
Dividend award (in shares)	0	966,016
Outstanding, period end (in shares)	39,804,293	202,394,509
Lloyds Banking Group Long Term Share Plan
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under the Executive Share Ownership Plan [Line Items]
Outstanding, period start (in shares)	171,947,743	77,883,068
Granted (in shares)	108,551,439	108,513,202
Forfeited (in shares)	(18,089,793)	(14,448,527)
Outstanding, period end (in shares)	262,409,389	171,947,743